UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     February 17, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $26,116 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ENCANA CORP                    COM              292505104      677    14559 SH       SOLE                    14559
ENCORE ACQUISITION CO          COM              29255W100     3567   139765 SH       SOLE                   139765
ENERGY XXI (BERMUDA) LTD       COM SHS          G10082108       54    62164 SH       SOLE                    62164
FOREST OIL CORP                COM PAR $0.01    346091705     2130   129157 SH       SOLE                   129157
NEWFIELD EXPL CO               COM              651290108     2932   148466 SH       SOLE                   148466
PETROHAWK ENERGY CORP          COM              716495106     3352   214450 SH       SOLE                   214450
RANGE RES CORP                 COM              75281A109     2010    58436 SH       SOLE                    58436
ST MARY LD & EXPL CO           COM              792228108     1179    58055 SH       SOLE                    58055
TRANSOCEAN INC NEW             SHS              G90073100     3210    67929 SH       SOLE                    67929
XTO ENERGY INC                 COM              98385X106     7005   198607 SH       SOLE                   198607